Debentures	12 Months Ended
Dec. 31, 2023
Debentures [Abstract]
DEBENTURES

NOTE 16:- DEBENTURES

The Group’s liabilities under debentures are attributable to debentures issued by Formula, Sapiens and Matrix. The debentures are all listed for trading on the Tel-Aviv Stock Exchange.

a.	Debentures are comprised of the following as of the below dates:

	Effective Interest rate		Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short- term and long- term debentures
	%	Currency	(thousand)	December 31, 2023
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 34,211	$9,432	$22	$9,432	$-	$154	$9,586

Formula’s Series C Secured Debentures (2.3%)	2.7	NIS (Unlinked)	NIS 412,264	$113,665	(932)	22,327	90,405	213	112,945

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 210,000	$59,389	(50)	19,796	39,543	-	59,339

Matrix IT’ Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 441,656	$121,769	(1,450)	18,726	101,593	2,237	122,556

				$304,255	$(2,410)	$70,281	$231,541	$2,604	$304,426

	Effective Interest rate		Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%	Currency	(thousand)	December 31, 2022
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 68,422	$19,444	$85	$9,722	$9,807	$-	$19,529

Formula’s Series C Secured Debentures (2.3%)	2.7	NIS (Unlinked)	NIS 493,244	$140,166	(1,477)	23,012	115,677	265	138,954

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 280,000	$79,186	(114)	19,796	59,276	1,337	80,409

Matrix IT’ Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 475,615	$135,156	(1,343)	9,650	124,163	1,220	135,033

				$373,952	$(2,849)	$62,180	$308,923	$2,822	$373,925

During the years ended December 31, 2023, 2022 and 2021, the Group recorded $7,450, $7,533 and $7,056, respectively, of interest expenses, and $667, $158 and ($109), respectively, of amortization of debt premium, discount and issuance costs, net in respect of the Group’s debentures.

b.	Scheduled aggregate principal annual payments of the debentures:

Repayment amount
2024	$70,281
2025	84,191
2026	84,192
2027	18,726
2028	46,865
$304,255

c.	Formula’s debentures

i)	Formula Systems Series A Secured Debentures

On September 16, 2015, Formula issued Formula Systems Series A Secured Debentures in an aggregate principal amount of NIS 102,260 thousand (approximately $26,295), at a purchase price equal to 100% of their par value, payable in eight equal annual installments on July 2nd of each of the years 2017 through 2024. The principal amount outstanding under the Formula Systems Series A Secured Debentures bears interest at a fixed rate of 2.8% per annum (subject to adjustments based on the credit rating of the debentures), payable on July 2nd and January 2nd of each of the years 2016 through 2024. Issuance costs, including early commitment commission of approximately NIS 1,246 thousand (approximately $320), were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial expenses over the term of the Series A Secured Debentures due in 2024.

On January 31, 2018, Formula issued additional Formula Systems Series A Secured Debentures in an aggregate principal amount of NIS 150,000 thousand (approximately $44,053) through a private placement to qualified investors in Israel. The gross proceeds received by Formula from the issuance of Formula Systems Series A Secured Debentures in January 2018 were NIS 155,205 thousand (approximately $45,581), out of which NIS 336 thousand was attributed to interest payable (approximately $99). Debt premium of NIS 4,869 thousand (approximately $1,430) net of issuance costs of NIS 782 thousand (approximately $225) was allocated to the Formula Systems Series A Secured Debentures and is amortized as financial income over the remaining term of the Formula Systems Series A Secured Debentures due in 2024.

The Formula Systems Series A Secured Debentures issued in September 2015, together with the Formula Systems Series A Secured Debentures sold in the private placement, form one single series with identical terms and conditions.

The Series A Secured Debentures are denominated in New Israeli Shekels not linked to any currency or index, and are non-convertible. The Formula Systems Series A Secured Debentures are secured with collateral consisting of shares of Matrix IT, Magic Software and Sapiens (see Note 21a).

The Formula Systems Series A Secured Debentures are listed for trading on the Tel-Aviv Stock Exchange. As of December 31, 2023 and 2022, the fair value of Formula’s Series A Secured Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, was approximately $9,338 and $19,202, respectively.

ii)	Formula Systems Series C Secured Debentures

On March 31, 2019, Formula issued Formula Systems Series C Secured Debentures in an aggregate principal amount of NIS 300,000 thousand (approximately $82,600), at a purchase price equal to 100% of their par value. The principal due under the Series C Secured Debentures is payable in five annual installments of NIS 33,000 thousand on December 1 of each of the years 2020 through 2024 and two annual installments of NIS 67,500 thousand on December 1 of each of the years 2025 and 2026. The outstanding principal amount under the Formula Systems Series C Secured Debentures bears interest at a fixed rate of 2.29% per annum (subject to adjustments based on the credit rating of the debentures), payable on December 1st and June 1st of each of the years 2019 through 2026. Issuance costs, including an early commitment commission of approximately NIS 3,355 thousand (approximately $924) were allocated to Formula Systems Series C Secured Debentures and are amortized as financial expenses over the term of Formula Systems Series C Secured Debentures due in 2026.

On April 12, 2021, Formula issued additional Formula Systems Series C Secured Debentures in an aggregate principal amount of NIS 160,000 thousand (approximately $48,617) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series C Secured Debentures in April 2021 were NIS 165,920 thousand (approximately $50,524), out of which NIS 1,329 thousand was attributed to interest payable (approximately $405). Debt premium of NIS 4,591 thousand (approximately $1,398) net of issuance costs of NIS 752 thousand (approximately $229) was allocated to the Formula Systems Series C Secured Debentures and is amortized as financial income over the remaining term of the Formula Systems Series A Secured Debentures due in 2026.

On August 30, 2022, Formula issued additional Formula Systems Series C Secured Debentures in an aggregate principal amount of NIS 200,000 thousand (approximately $60,514) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series C Secured Debentures in August 2022 were NIS 195,000 thousand (approximately $59,002), out of which NIS 1,126 thousand was attributed to interest payable (approximately $341). Debt deficit of NIS 7,076 thousand (approximately $2,141) including issuance costs of NIS 950 thousand (approximately $287) were allocated to the Formula Systems Series C Secured Debentures and are amortized as financial expenses over the remaining term of the Formula Systems Series C Secured Debentures due in 2026.

The Formula Systems Series C Secured Debentures issued in March 2019, together with the Formula Systems Series C Secured Debentures sold in April 2021 and in August 2022 in private placements, form one single series with identical terms and conditions.

The Formula Systems Series C Secured Debentures are denominated in New Israeli Shekels and are not linked to any currency or index and are non-convertible. The Formula Systems Series C Secured Debentures are secured with collateral consisting of shares of Matrix IT, Magic Software and Sapiens (see Note 21a).

The Series C Secured Debentures are listed for trading on the Tel-Aviv Stock Exchange. As of December 31, 2023 and 2022, the fair value of Formula’s Series C Secured Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, was approximately $109,494 and $133,046, respectively.

The offerings of Formula’s debentures were made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the “Securities Act”)), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act) and were exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder.

The sale of Formula debentures was not registered under the Securities Act, and Formula debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

In accordance with the indenture for the Formula Systems Series A Secured Debentures and the Formula Systems Series C Secured Debentures, Formula has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on its assets, or undergo an asset sale or other change that results in a fundamental change in its operations, and to meet certain financial covenants (see Notes 21a and 21c(1)(i)).

d.	Sapiens’ Series B Debentures

On September 16, 2017, Sapiens issued its unsecured Series B Debentures in an aggregate principal amount of NIS 280,000 thousand (approximately $79,186), linked to the US dollar and payable in eight equal annual payments of $9,898 on January 1st of each of the years 2019 through 2026. The outstanding principal amount of Sapiens’ Series B Debentures bears a fixed interest rate of 3.37% per annum (which may be adjusted based on changes to the credit rating of the debentures), payable on January 1st and July 1st of each of the years 2018 through 2025, with one final interest payment due on January 1, 2026. Debt discount, and issuance costs were approximately $956, allocated to Sapiens’ Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026.

On June 8, 2020, Sapiens issued additional Sapiens’ Series B Debentures in an aggregate principal amount of NIS 210,000 thousand (approximately $60,362) through a public offering in Israel. The gross proceeds received from the issuance of Sapiens’ Series B Debentures in June 2020 were NIS 210,840 thousand (approximately $60,603), out of which approximately NIS 3,006 thousand was attributed to interest payable (approximately $864). Debt discount of NIS 2,166 thousand (approximately $623) and issuance costs of NIS 2,326 thousand (approximately $669) were allocated to Sapiens’ Series B Debentures and are amortized as financial expenses over the remaining term of the Sapiens Series B Debentures due in 2026. Sapiens’ Series B Debentures issued in September 2017 together with the Sapiens’ Series B Debentures issued in June 2020, form one single series with identical terms and conditions. Sapiens’ Series B Debentures are linked to the US Dollar, unsecured and non-convertible. Sapiens’ Series B Debentures are listed for trading on the TASE. As of December 31, 2023 and 2022, the fair value of Sapiens’ Series B Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, was approximately $57,667 and $75,192, respectively.

The offerings of Sapiens’ debentures were made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the “Securities Act”)), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act) and was exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder.

The sale of Sapiens debentures was not registered under the Securities Act, and the Sapiens debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

In accordance with the indenture for the Sapiens Series B Debentures, Sapiens has undertaken to comply with a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on Sapiens’ assets, or undergo an asset sale or other change that results in a fundamental change in Sapiens’ operations and to meet certain financial covenants (see Note 21c(3)(iii)).

e.	Matrix IT Series B Debentures

On September 18, 2022, Matrix IT issued the Matrix IT Series B Debentures in an aggregate principal amount of NIS 295,249 thousand (approximately $87,872), at a purchase price equal to 100% of their par value. The principal due under the Matrix IT Series B Debentures is payable in thirteen (13) semi-annual installments each equal to approximately 7.14% of the aggregate principal amount (or approximately NIS 21,081 thousand) on February 1 and on August 1 of each of the years 2023 through 2029 with the last payment equal to 7.18% of the aggregate principal amount (or approximately NIS 21,196 thousand) paid on February 1, 2030. The outstanding principal amount under the Matrix IT Series B Debentures bears interest at a fixed rate of 4.1% per annum (subject to adjustments based on the credit rating of the debentures), payable on February 1st and August 1st of each of the years 2023, through 2030. Issuance costs including an early commitment commission of approximately NIS 2,158 thousand (approximately $642) were allocated to the Matrix IT Series B Debentures and are amortized as financial expenses over the term of the Matrix IT Series B Debentures due in 2030.

On December 4, 2022, Matrix IT issued additional Matrix IT Series B Debentures in an aggregate principal amount of NIS 180,366 thousand (approximately $53,680) through a private placement to qualified investors in Israel. The gross proceeds received by Matrix IT for the issuance of Matrix IT Series B Debentures in December 2022 were NIS 178,385 thousand (approximately $53,107), out of which NIS 1,582 thousand was attributed to interest payable (approximately $471). Debt deficit of NIS 1,981 thousand (approximately $590) including issuance costs of NIS 399 thousand (approximately $119) were allocated to the Matrix IT Series B Debentures and are amortized as financial expenses over the remaining term of the Matrix IT Series B Debentures due in 2030.

The Matrix IT Series B Debentures issued in September 2022, together with the Matrix IT Series B Debentures sold in December 2022 in a private placement, form one single series with identical terms and conditions.

As of December 31, 2023 and 2022, the fair value of Matrix IT’s Series B Secured Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, was approximately $122,938 and $135,156, respectively.